UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2889

                      AllianceBernstein Government Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)                AllianceBernstein Treasury Reserves
================================================================================

Principal
  Amount
   (000)   Security             Yield          Value
----------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-35.5%
           U.S. TREASURY NOTES-29.5%
$  15,000  1/31/04.............     0.77%          $ 15,024,447
   25,000  3/31/04.............     0.88             25,158,495
   39,000  4/30/04.............     0.93             39,299,744
    6,000  5/15/04.............     0.94              6,094,697
   31,000  6/30/04.............     1.01             31,256,082
   27,000  8/31/04.............     1.08             27,145,374
    4,000  11/30/04............     1.29              4,019,499
                                                  -------------
                                                    147,998,338
                                                  -------------
           U.S. TREASURY BILLS-6.0%
    5,000  2/05/04.............     0.99              4,995,017
   25,000  1/02/04.............     1.02             24,999,421
                                                  -------------
                                                     29,994,438
                                                  -------------
           Total U.S. Government
           Obligations (amortized
           cost $177,992,776)..                     177,992,776
                                                  -------------
           REPURCHASE
           AGREEMENTS-64.2%
           ABN AMRO
   13,000  0.98%, dated 12/16/03,
           due 02/02/04 in the
           amount of $13,016,987
           (cost $13,000,000;
           collateralized by
           $13,000,855 U.S.
           Treasury Note, 1.625%,
           due 01/31/05, value
           $13,260,872) (a)....     0.98             13,000,000
           ABN AMRO
   12,000  0.98%, dated 12/15/03,
           due 02/09/04 in the
           amount of $12,017,967
           (cost $12,000,000;
           collateralized by
           $12,000,793 U.S.
           Treasury Notes,
           1.625% to 5.00%,
           due 01/31/2005 to
           02/15/11, value
           $12,240,808) (a)....     0.98             12,000,000
           Bank of America
   12,000  0.96%, dated 12/29/03,
           due 02/06/04 in the
           amount of $12,012,480
           (cost $12,000,000;
           collateralized by
           $12,001,108 U.S.
           Treasury Bond, 6.25%,
           due 08/15/23, value
           $12,241,130) (a)....     0.96%          $ 12,000,000
           Bank of Montreal
   24,000  0.97%, dated 11/19/03,
           due 01/12/04 to
           01/26/04 in the amount
           of $24,039,447
           (cost $24,000,000;
           collateralized by
           $24,000,699 FHLB,
           U.S. Treasury Bills,
           U.S. Treasury Bond,
           and U.S Treasury Notes,
           0.00% to 8.875%,
           due 03/25/04 to
           08/15/17, value
           $24,480,714) (a)....     0.97             24,000,000
           Citigroup Global
           Markets
   25,000  0.97% to 0.98%,
           dated 12/09/03 to
           12/15/03, due
           01/08/04 to 01/14/04
           in the amount of
           $25,019,888 (cost
           $25,000,000;
           collateralized by
           $25,015,689 U.S.
           Treasury Bond and
           U.S Treasury Note,
           1.125% to 12.50%,
           due 06/30/05 to
           08/15/14, value
           $25,516,003) (a)....     0.98             25,000,000

STATEMENT OF NET ASSETS (continued)          AllianceBernstein Treasury Reserves
================================================================================


Principal
  Amount
   (000)   Security             Yield          Value
----------------------------------------------------------------
           CS First Boston Corp.
$  12,000  0.97%, dated 12/10/03,
           due 01/26/04 in the
           amount of $12,015,197
           (cost $12,000,000;
           collateralized by
           $10,375,000 U.S.
           Treasury Note, 3.375%,
           due 01/15/12, value
           $12,240,957) (a)....     0.97%          $ 12,000,000
           CS First Boston Corp.
   13,000  0.97%, dated 12/16/03,
           due 01/29/04 in the
           amount of $13,015,412
           (cost $13,000,000;
           collateralized by
           $11,212,000 U.S.
           Treasury Notes, 3.375%,
           due 01/15/07 to
           01/15/12, value
           $13,265,322) (a)....     0.97             13,000,000
           Deutsche Bank
   25,000  0.98%, dated 11/18/03
           to 12/18/03, due 01/12/04
           to 01/22/04 in the
           amount of $25,030,353
           (cost $25,000,000;
           collateralized by
           $25,000,701 U.S.
           Treasury Bond and
           U.S. Treasury Note,
           2.00% to 13.875%,
           due 11/30/04 to
           05/15/11, value
           $25,500,797) (a)....     0.98             25,000,000
           Dresdner Bank
   12,000  0.83%, dated 12/31/03,
           due 01/02/04 in the
           amount of $12,000,553
           (cost $12,000,000;
           collateralized by
           $10,830,000 U.S.
           Treasury Bond, 6.00%,
           due 02/15/26, value
           $12,241,257)........     0.83             12,000,000
           Dresdner Bank
   12,000  1.00%, dated 12/04/03,
           due 02/02/04 in the
           amount of $12,020,000
           (cost $12,000,000;
           collateralized by
           $10,086,000 U.S.
           Treasury Bonds, 6.00%
           to 7.875%, due 02/15/21
           to 02/15/26, value
           $12,244,074) (a)....     1.00             12,000,000
           Goldman Sachs & Co.
   25,000  0.97%, dated 12/29/03,
           due 02/17/04 to
           02/26/04 in the amount
           of $25,036,833
           (cost $25,000,000;
           collateralized by
           $25,000,898 U.S.
           Treasury Note, 5.25%,
           due 05/15/04, value
           25,500,916) (a)          0.97             25,000,000
           Greenwich Capital
   13,000  0.97%, dated 12/09/03,
           due 01/06/04 in the
           amount of $13,009,808
           (cost $13,000,000;
           collateralized by
           $9,755,000 U.S.
           Treasury Bond, 8.00%,
           due 11/15/21, value
           $13,261,824)........     0.97             13,000,000
           Greenwich Capital
   12,000  0.97%, dated 12/09/03,
           due 01/12/04 in the
           amount of $12,010,670
           (cost $12,000,000;
           collateralized by
           $9,005,000 U.S.
           Treasury Bond, 8.00%,
           due 11/15/21, value
           $12,242,207) (a)....     0.97             12,000,000

                                             AllianceBernstein Treasury Reserves
================================================================================

Principal
  Amount
   (000)   Security                Yield              Value
----------------------------------------------------------------
           Lehman Brothers, Inc.
$  11,000  0.96%, dated 12/29/03,
           due 02/12/04 in the
           amount of $11,013,200
           (cost $11,000,000;
           collateralized by
           $9,895,000 U.S.
           Treasury Bond, 6.125%,
           due 11/15/27, value
           $11,223,902) (a)....     0.96%          $ 11,000,000
           Lehman Brothers, Inc.
   14,000  0.97%, dated 12/09/03,
           due 01/05/04 in the
           amount of $14,009,808
           (cost $14,000,000;
           collateralized by
           $10,785,000 U.S.
           Treasury Bonds, 6.125%
           to 8.125%, due 08/15/21
           to 11/15/27, value
           $14,280,790)........     0.97             14,000,000
           Morgan Stanley
   25,000  0.97%, dated 12/10/03
           to 12/16/03, due 01/15/04
           to 01/21/04 in the
           amount of $25,024,250
           (cost $25,000,000;
           collateralized by
           $25,001,943 U.S.
           Treasury Note, 3.00%,
           due 06/15/12, value
           $25,501,982) (a)....     0.97             25,000,000
           Paribas Corp.
   25,000  0.95%, dated 12/30/03,
           due 01/05/04 in the
           amount of $25,003,958
           (cost $25,000,000;
           collateralized by
           $25,000,881 U.S.
           Treasury Bill, 0.00%,
           due 03/25/04, value
           $25,500,899)........     0.95             25,000,000
           State Street Bank &
           Trust Co.
   12,500  0.80%, dated 12/31/03,
           due 01/02/04 in the
           amount of $12,500,556
           (cost $12,500,000;
           collateralized by
           $12,910,000 U.S.
           Treasury Bill, 0.00%,
           due 04/08/04, value
           $12,875,556)........     0.80             12,500,000
           UBS Warburg
   12,000  0.97%, dated 11/21/03,
           due 01/14/04 in the
           amount of $12,017,460
           (cost $12,000,000;
           collateralized by
           $11,325,000 U.S.
           Treasury Note, 5.75%,
           due 11/15/05, value
           $12,242,519) (a)....     0.97             12,000,000
           UBS Warburg
   13,000  0.98%, dated 12/04/03,
           due 01/20/04 in the
           amount of $13,016,633
           (cost $13,000,000;
           collateralized by
           $9,070,000 U.S.
           Treasury Bill, 3.875%,
           due 04/15/29, value
           $13,266,200) (a)....     0.98             13,000,000
                                                   ------------
           Total Repurchase
           Agreements (amortized
           cost $322,500,000)..                     322,500,000
                                                   ------------
           TOTAL
           INVESTMENTS-99.7%
           (amortized cost
           $500,492,776).......                     500,492,776
           Other assets less
           liabilities-0.3%....                       1,310,173
                                                   ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           501,791,436 shares
           outstanding)........                    $501,802,949
                                                   ============

--------------------------------------------------------------------------------
(a) Repurchase agreements which are terminable within 7 days.

   Glossary:

   FHLB - Federal Home Loan Bank

   See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                             AllianceBernstein Treasury Reserves
================================================================================



INVESTMENT INCOME
   Interest.............................................................                        $    2,763,997
EXPENSES
   Advisory fee (Note B)................................................     $    1,354,859
   Distribution assistance and administrative service (Note C)..........          1,115,279
   Transfer agency (Note B).............................................            134,998
   Custodian fees.......................................................             88,624
   Registration fees....................................................             30,613
   Audit and legal fees.................................................             18,351
   Printing.............................................................             10,881
   Trustees' fees.......................................................              6,700
   Miscellaneous........................................................             12,512
                                                                             --------------
   Total expenses.......................................................          2,772,817
   Less: expense offset arrangement (Note B)............................                (32)
   Less: expenses waived and reimbursed (Notes B & C)...................            (94,403)
                                                                             --------------
   Net expenses.........................................................                             2,678,382
                                                                                                --------------
   Net investment income................................................                                85,615

REALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions.........................                                (1,170)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $       84,445
                                                                                                ==============


STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================

                                                                            Sis Months Ended
                                                                            December 31, 2003     Year Ended
                                                                               (unaudited)       June 30, 2003
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $       85,615     $    2,885,850
   Net realized gain (loss) on investment transactions..................             (1,170)             8,714
                                                                             --------------     --------------
   Net increase in net assets from operations...........................             84,445          2,894,564
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................           (146,329)        (2,885,850)
   Net realized gain on investment transactions.........................                 -0-           (47,158)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E)................................................       (141,068,484)       (55,742,991)
                                                                             --------------     --------------
   Total decrease.......................................................       (141,130,368)       (55,781,435)
NET ASSETS
   Beginning of period..................................................        642,933,317        698,714,752
                                                                             --------------     --------------
   End of period (including undistributed net investment
     income of $72,669 at June 30, 2003)................................     $  501,802,949     $  642,933,317
                                                                             ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)                AllianceBernstein Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Government Reserves (the "Trust"), formerly Alliance Government Reserves is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Government Reserves, formerly Alliance Government Reserves and AllianceBernstein Treasury Reserves (the "Portfolio"), formerly Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $63,065.

NOTES TO FINANCIAL STATEMENTS
(continued)                                  AllianceBernstein Treasury Reserves
================================================================================


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $41,224 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $32 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $677,430. For the six months ended December 31, 2003, the Distributor has agreed to waive a portion of the distribution fee in the amount of $31,338. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $437,849, of which $61,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had undistributed ordinary income of $72,669. The dividends paid by the Portfolio for the years ended June 30, 2003 and 2002 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At December 31, 2003, capital paid-in aggregated $501,791,436. Transactions, all at $1.00 per share, were as follows:



                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2003      June 30,
                                                                               (unaudited)            2003
                                                                            ----------------   ----------------
Shares sold.............................................................        779,184,615      1,773,701,911
Shares issued on reinvestments of dividends.............................             85,615          2,933,008
Shares redeemed.........................................................       (920,338,714)    (1,832,377,910)
                                                                             --------------     --------------
Net decrease............................................................       (141,068,484)       (55,742,991)
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS                         AllianceBernstein Treasury Reserves
================================================================================



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Six Months
                                        Ended
                                    December 31,
                                        2003                          Year Ended June 30,
                                                 -------------------------------------------------------------
                                     (unaudited)    2003         2002        2001         2000        1999
                                    -----------  ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of
   period........................     $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                      ------       ------       ------      ------       ------      ------
Income from Investment Operations
---------------------------------
Net investment income.............     .0003(a)      .004         .014        .046(a)      .044        .039(a)
Net realized gain (loss) on investment
transactions (b)..................        -0-          -0-          -0-         -0-          -0-         -0-
                                      ------       ------       ------      ------       -----       ------
Net increase in net asset value from
operations........................     .0003         .004         .014        .046         .044        .039
                                      ------       ------       ------      ------       ------       ------
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income  (.0005)       (.004)       (.014)      (.046)       (.044)      (.039)
Distributions from net realized gain
   on investment transactions.....        -0-          -0-(b)       -0-         -0-          -0-         -0-
                                      ------       ------       ------      ------        -----       ------
Total dividends and
   distributions..................    (.0005)       (.004)       (.014)      (.046)       (.044)      (.039)
                                      ------       ------       ------      ------        -----       ------
Net asset value, end of period....    $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                      ======       ======       ======      ======       ======      ======
Total Return
------------
Total investment return based on net
asset value (c)...................       .03%         .43%        1.40%       4.74%        4.47%       3.96%
Ratios/Supplemental Data
------------------------
Net assets, end of period
(in thousands)....................  $501,803     $642,933     $698,715    $800,689     $785,790    $811,752
Ratio to average net assets of:
   Expenses, net of waivers and
  reimbursements..................       .99%(d)     1.00%        1.00%       1.00%        1.00%       1.00%
   Expenses, before waivers and
  reimbursements..................      1.02%(d)     1.00%        1.00%       1.00%        1.00%       1.02%
   Net investment income..........       .05%(a)(d)   .42%        1.41%       4.61%(a)     4.38%       3.88%(a)


--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Amount is less than $0.001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

                                             AllianceBernstein Treasury Reserves
================================================================================


AllianceBernstein Treasury Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)



OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
John J. Kelley, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
Raymond J. Papera, Senior Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.


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


AllianceBernstein
Treasury Reserves


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


Semi-Annual Report
December 31, 2003
(unaudited)


AllianceBernstein Treasury Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Treasury Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
Option 1 Option 2
Fund Code 9 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.
(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ATRSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.            DESCRIPTION OF EXHIBIT

         11 (b) (1)             Certification of Principal Executive Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

         11 (b) (2)             Certification of Principal Financial Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                                Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Government Reserves

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         Chief Executive Officer

Date:   February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date:   February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004